TAXATION - Movement on the deferred income tax (Details) - USD ($)	9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
TAXATION
Beginning of the period deferred tax	$ (25,296,931)	$ (28,472,383)
Charge for the period	10,326,942	(789,984)
Conversion difference	(1,546,151)	(468,228)
Total net deferred tax	$ (16,516,140)	$ (29,730,595)